Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014 acre Y
Commitments And Contingencies 1	$ 400
Commitments And Contingencies 2	100
Commitments And Contingencies 3	19,200
Commitments And Contingencies 4	70
Commitments And Contingencies 5	280
Commitments And Contingencies 6	30,640.00
Commitments And Contingencies 7	30,640.00
Commitments And Contingencies 8	3.5
Commitments And Contingencies 9	15.00%
Commitments And Contingencies 10	140
Commitments And Contingencies 11	60,340
Commitments And Contingencies 12	52,640
Commitments And Contingencies 13	140
Commitments And Contingencies 14	3,640
Commitments And Contingencies 15	3,640
Commitments And Contingencies 16	140
Commitments And Contingencies 17	13,860
Commitments And Contingencies 18	13,860
Commitments And Contingencies 19	1
Commitments And Contingencies 20	5
Commitments And Contingencies 21	2.00
Commitments And Contingencies 22	1.00
Commitments And Contingencies 23	10
Commitments And Contingencies 24	20
Commitments And Contingencies 25	480
Commitments And Contingencies 26	960.00
Commitments And Contingencies 27	4,800
Commitments And Contingencies 28	7,995
Commitments And Contingencies 29	8,254
Commitments And Contingencies 30	82,538
Commitments And Contingencies 31	7,627
Commitments And Contingencies 32	$ 75,040
Commitments And Contingencies 33	7,900
Commitments And Contingencies 34	3,645